Average Annual Total Returns - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund	Oct. 30, 2024
Fidelity Puritan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	20.28%
Past 5 years	11.68%
Past 10 years	8.92%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1298
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%